Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Inventories

	As at March 31,
	2023		2023		2022

	(In millions)
Raw materials, components and consumables	US$	701.3	Rs.	57,623.9	Rs.	57,726.9
Work-in-progress		710.8		58,407.4		55,965.4
Finished goods		3,548.3		291,566.2		238,753.7

Total	US$	4,960.4	Rs.	407,597.5	Rs.	352,446.0